Reinsurance Assets - Summary of Assets Arising From Reinsurance Contracts (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of types of insurance contracts [Line Items]
Investment contracts	€ 19,202	€ 11,208
Life insurance general account [member]
Disclosure of types of insurance contracts [Line Items]
Investment contracts	17,419	9,714	€ 9,677
Life insurance for account of policyholders [member]
Disclosure of types of insurance contracts [Line Items]
Investment contracts	2	2	64
Non-life insurance [member]
Disclosure of types of insurance contracts [Line Items]
Investment contracts	1,327	1,481	€ 1,503
Investment contracts 1 [member]
Disclosure of types of insurance contracts [Line Items]
Investment contracts	€ 453	€ 11